Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Trade and Other Receivables
Trade and Other Receivables

(13)Trade and Other Receivables

Details at 31 December 2017 and 2016 are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016
Trade receivables	302,685	431,510
Receivables from associates (note 31)	3,219	133
Bad debt provision (note 30)	(19,706)	(17,987)

Trade receivables	286,198	413,656

Other receivables (note 30)	7,485	13,705
Personnel	566	280
Advance payments (note 30)	11,181	6,775
Taxation authorities, VAT recoverable	20,105	17,768
Other public entities	1,344	3,771

Other receivables	40,681	42,299
Current income tax assets	59,531	77,713

	386,410	533,668

Other receivables

During 2017, 2016 and 2015 certain companies of the Grifols Group have sold receivables from several public entities, without recourse, to certain financial institutions. Under some of these contracts, the Group receives an initial payment which usually amounts to 90% of the nominal amount of the receivables sold less the associated sale and purchase costs. The deferred collection (equivalent to the rest of the nominal amount) will be made by the Group once the financial institution has collected the nominal amount of the receivables (or the interest, if the balances are received after more than 36 months, depending on the terms of each particular contract) and this amount is recognized in the consolidated balance sheet as a balance receivable from the financial institution. The deferred amount (equivalent to the continuing involvement) totals Euros 1,800 thousand at 31 December 2017 (Euros 2,560 thousand at 31 December 2016), which does not differ significantly from its fair value and coincides with the amount of maximum exposure to losses. The financial institution makes the initial payment when the sale is completed and therefore, the bad debt risk associated with this part of the nominal amount of the receivables is transferred. The Group has transferred the credit risk and control of the receivables to certain financial institutions and has therefore derecognized the asset transferred in the consolidated balance sheet, as the risks and rewards inherent to ownership have not been substantially retained.

Certain foreign Group companies have also entered into a contract to sell receivables without recourse to various financial institutions.

Total balances receivable without recourse sold to financial institutions through the aforementioned contracts in 2017 amount to Euros 912 million (Euros 870 million in 2016).

The finance cost of these operations for the Group totals approximately Euros 3,973 thousand which has been recognized under finance result in the consolidated statement of profit and loss for 2017 (Euros 4,885 thousand in 2016 and Euros 6,512 thousand in 2015) (see note 26).

Details of balances with related parties are shown in note 31.